Derivatives (Tables)	6 Months Ended
Jun. 30, 2024
Derivatives [Abstract]
Schedule of the Group’s Open Positions

A summary of the Group’s open positions at June 30, 2024 is as follows:

	Fair Value	Fair Value	Net
Description	of Asset	of Liability	Amount
OTC stock option contracts	$-	$(5,925,501)	$(5,925,501)
	$-	$(5,925,501)	$(5,925,501)

A summary of the Group’s open positions at December 31, 2023 is as follows:

Description	Fair Value of Asset	Fair Value of Liability	Net Amount
OTC stock option contracts	$1,801,095	$(3,009,166)	$(1,208,071)
	$1,801,095	$(3,009,166)	$(1,208,071)